Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2024
Supplementary Cash Flow Information [Abstract]
Schedule of Changes in Non-Cash Operating Working Capital
	Year Ended March 31,
Changes in non-cash operating working capital:	2024	2023
Trade and other receivables	$(479)	$936
Inventories	610	79
Prepaids and deposits	(2,411)	(50)
Accounts payable and accrued liabilities	6,549	(2,009)
Deposits received	398	(938)
Due from a related party	(582)	(28)
	$4,085	$(2,010)

Schedule of Non-Cash Capital Transactions
	Year Ended March 31,
Non-cash capital transactions:	2024	2023
Environmental rehablitation expenditure paid from reclamation deposit	$-	$379
Additions of plant and equipment included in accounts payable and accrued liabilities	1,393	2,276
Capital expenditures of mineral rights and properties included in accounts payable and accrued liabilities	$(922)	$590
	March 31, 2024	March 31, 2023
Cash on hand and at bank	$112,355	$50,871
Bank term deposits and short-term money market investments	40,587	94,821
Total cash and cash equivalents	$152,942	$145,692